                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 3/31/07

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
                                               ------------
THIS AMENDMENT (CHECK ONLY ONE.):   [ ] IS A RESTATEMENT.
                                    [ ] ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:      St. Johns Investment Management
ADDRESS:   10060 Skinner Lake Dr
           Suite 501
           Jacksonville, FL 32246

Form 13F File Number: 28-0001157618

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:    David T. Albaneze
TITLE:   CEO
PHONE:   (904)399-0662

SIGNATURE,PLACE,AND DATE OF SIGNING:


David T. Albaneze                       Jacksonville, FL       4/9/2007
-------------------------------------   --------------------   -----------------

REPORT TYPE (CHECK ONLY ONE.):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                    FORM 13F
                                  SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:                   0

FORM 13F INFORMATION TABLE ENTRY TOTAL:             82

FORM 13F INFORMATION TABLE VALUE TOTAL:   $218,468,000

               COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
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                                    TITLE OF                 VALUE   SHRS OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
            NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Co.                            Common Stock  88579Y101     1,990   26,039                SOLE                26,039    --     --
Abbott Laboratories               Common Stock    2824100       575   10,301                SOLE                10,301    --     --
Affiliated Computer Services,
   Inc.                           Common Stock    8190100     1,927   32,723                SOLE                32,723    --     --
Alliancebernstein Hldg L P Unit   Common Stock  01881G106     1,614   18,240                SOLE                18,240    --     --
Allstate Corp.                    Common Stock   20002101     1,816   30,234                SOLE                30,234    --     --
ALLTEL Corporation                Common Stock   20039103     2,298   37,061                SOLE                37,061    --     --
American International Group      Common Stock   26874107     6,135   91,275                SOLE                91,275    --     --
Amgen, Inc.                       Common Stock   31162100     2,638   47,212                SOLE                47,212    --     --
Archer-Daniels-Midland Co.        Common Stock  039483102     1,263   34,425                SOLE                34,425    --     --
AT&T                              Common Stock  00206R102     1,049   26,593                SOLE                26,593    --     --
Ball Corporation                  Common Stock   58498106       909   19,820                SOLE                19,820    --     --
BankAmerica Corp.                 Common Stock   60505104    11,720  229,708                SOLE               229,708    --     --
Barr Pharmaceuticals              Common Stock   68306109     1,843   39,759                SOLE                39,759    --     --
Capital One Financial             Common Stock  14040H105     1,782   23,613                SOLE                23,613    --     --
Caterpillar, Inc.                 Common Stock  149123101     2,463   36,740                SOLE                36,740    --     --
CEMEX, S.A. de C.V ADR            Common Stock  126920107       937   28,622                SOLE                28,622    --     --
ChevronTexaco                     Common Stock  166764100     5,893   79,673                SOLE                79,673    --     --
Cisco Systems, Inc.               Common Stock  17275R102     2,679  104,921                SOLE               104,921    --     --
Citigroup Inc.                    Common Stock  172967101     5,141  100,134                SOLE               100,134    --     --
Coach Inc                         Common Stock  189754104       890   17,791                SOLE                17,791    --     --
Coca Cola                         Common Stock  191216100       951   19,813                SOLE                19,813    --     --
Colgate-Palmolive Co.             Common Stock  194162103     1,466   21,947                SOLE                21,947    --     --
Colonial Bancgroup Inc.           Common Stock  195493309       423   17,089                SOLE                17,089    --     --
Constellation Brands              Common Stock  21036P108     2,065   97,485                SOLE                97,485    --     --
Constellation Energy Group Inc    Common Stock  210371100     4,286   49,289                SOLE                49,289    --     --
CVS Corporation                   Common Stock  126650100     3,014   88,284                SOLE                88,284    --     --
Exxon Mobil Corp                  Common Stock  30231G102     8,295  109,937                SOLE               109,937    --     --
First Data Corporation            Common Stock  319963104     1,349   50,145                SOLE                50,145    --     --
Flextronics International         Common Stock  Y2573F102       333   30,410                SOLE                30,410    --     --
Fortune Brands                    Common Stock  349631101     2,948   37,396                SOLE                37,396    --     --
General Electric                  Common Stock  369604103     5,771  163,199                SOLE               163,199    --     --
Halliburton Co.                   Common Stock  406216101       975   30,714                SOLE                30,714    --     --
Hewlett Packard Co                Common Stock  428236103     1,570   39,112                SOLE                39,112    --     --
Home Depot                        Common Stock  437076102     3,575   97,298                SOLE                97,298    --     --
Honeywell International           Common Stock  438516106     2,878   62,486                SOLE                62,486    --     --
Infosys Technology                Common Stock  456788108       785   15,630                SOLE                15,630    --     --
Intel Corp.                       Common Stock  458140100     2,688  140,497                SOLE               140,497    --     --
International Business Machines   Common Stock  459200101     3,053   32,389                SOLE                32,389    --     --
iShares Goldman Sachs Technology  Common Stock  464287549     2,808   54,815                SOLE                54,815    --     --
iShares MSCI EAFE                 Common Stock  464287465    10,857  142,374                SOLE               142,374    --     --
iShares Russell 1000              Common Stock  464287622       819   10,580                SOLE                10,580    --     --
iShares Russell 1000 Growth       Common Stock  464287614     3,290   59,116                SOLE                59,116    --     --
iShares Russell 1000 Value        Common Stock  464287598     1,935   23,278                SOLE                23,278    --     --
iShares Russell 2000 Value        Common Stock  464287630     3,988   49,247                SOLE                49,247    --     --
iShares S&P SmallCap 600          Common Stock  464287804     1,030   15,162                SOLE                15,162    --     --
J P Morgan Co                     Common Stock  46625H100       973   20,107                SOLE                20,107    --     --
Johnson & Johnson                 Common Stock  478160104     4,153   68,919                SOLE                68,919    --     --

Johnson Controls, Inc.            Common Stock  478366107     1,847   19,520                SOLE                19,520    --     --
L-3 Communications Holdings       Common Stock  502424104     3,575   40,868                SOLE                40,868    --     --
Lowe's Cos.                       Common Stock  548661107       356   11,302                SOLE                11,302    --     --
Marathon Oil Corp                 Common Stock  565849106     1,373   13,895                SOLE                13,895    --     --
Medtronic, Inc.                   Common Stock  585055106     2,119   43,188                SOLE                43,188    --     --
Merrill Lynch & Co. Inc.          Common Stock  590188108     1,005   12,305                SOLE                12,305    --     --
Microsoft Corporation             Common Stock  594918104     3,274  117,476                SOLE               117,476    --     --
Midcap SPDR Trust                 Common Stock  595635103    12,944   83,744                SOLE                83,744    --     --
Nokia Corporation                 Common Stock  654902204     2,456  107,171                SOLE               107,171    --     --
Oracle Corporation                Common Stock  68389X105       867   47,799                SOLE                47,799    --     --
Pepsico Inc.                      Common Stock  713448108     3,812   59,977                SOLE                59,977    --     --
Pfizer, Inc.                      Common Stock  717081103     3,243  128,385                SOLE               128,385    --     --
Praxair Inc.                      Common Stock  74005P104     1,227   19,492                SOLE                19,492    --     --
Procter & Gamble                  Common Stock  742718109     3,208   50,797                SOLE                50,797    --     --
Quest Diagnostics                 Common Stock  74834L100     1,064   21,342                SOLE                21,342    --     --
Roper Industries, Inc.            Common Stock  776696106       915   16,681                SOLE                16,681    --     --
S&P 500 SPDR                      Common Stock  78462F103    11,675   82,217                SOLE                82,217    --     --
S&P Sel Energy SPDR Fund          Common Stock  81369Y506     1,711   28,385                SOLE                28,385    --     --
S&P Sel Technology SPDR Fund      Common Stock  81369Y803       724   31,055                SOLE                31,055    --     --
Sara Lee Corp.                    Common Stock  803111103       615   36,358                SOLE                36,358    --     --
Schlumberger Limited              Common Stock  806857108     1,208   17,478                SOLE                17,478    --     --
South Financial Group Inc         Common Stock  837841105       313   12,643                SOLE                12,643    --     --
Staples Incorporated              Common Stock  855030102     2,626  101,622                SOLE               101,622    --     --
Stryker Corp.                     Common Stock  863667101       953   14,366                SOLE                14,366    --     --
Sysco Corp                        Common Stock  871829107     1,597   47,217                SOLE                47,217    --     --
Target Corporation                Common Stock  87612E106     4,032   68,046                SOLE                68,046    --     --
Texas Instruments                 Common Stock  882508104       827   27,474                SOLE                27,474    --     --
Thermo Fisher Scientific Inc      Common Stock  883556102     2,002   42,824                SOLE                42,824    --     --
U.S. Bancorp                      Common Stock  902973304     1,874   53,591                SOLE                53,591    --     --
United Technologies               Common Stock  913017109     2,191   33,711                SOLE                33,711    --     --
Verizon Communications            Common Stock  92343V104     2,137   56,368                SOLE                56,368    --     --
Wal-Mart Stores                   Common Stock  931142103     1,286   27,391                SOLE                27,391    --     --
Walt Disney Holding Co.           Common Stock  254687106     2,873   83,449                SOLE                83,449    --     --
Wells Fargo & Co.                 Common Stock  949746101     3,310   96,130                SOLE                96,130    --     --
Zimmer Holdings                   Common Stock  98956P102     1,390   16,275                SOLE                16,275    --     --